Note 6 - Profit-Sharing and ESOP Plan	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
6. PROFIT-SHARING AND ESOP PLAN

The Company has two defined contribution plans. The first is a profit-sharing plan which, generally, covers all employees who on the last day of the fiscal year or December 29 have been employed for one year with at least one thousand hours of service. The Plan provides for Company contributions as determined by the Board of Directors. For the years ended June 28, 2015 and June 29, 2014, contributions in the amounts of $57,500 and $48,000, respectively, were charged to operating expense.

Effective March 31, 1987, the Company adopted an Employee Stock Ownership Plan (ESOP) which generally covers all individuals who were employed at the end of the fiscal year and had one thousand or more hours of service during that fiscal year. The Plan provides for Company contributions as determined by the Board of Directors. The Company contributed $57,500 for fiscal year 2015 and $48,000 for fiscal year 2014. The Company has no defined benefit plan or other post retirement plan.